Significant Accounting Policies (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Balance, beginning of the year	$ 567	$ 604
Warranties issued during the year	346	468
Settlements made during the year	(118)	(145)
Expirations	(351)	(360)
Balance end of year	$ 444	$ 567